CAPITAL LEASE OBLIGATION, Obligations (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Current portion of obligations under capital leases	$ 69,491	$ 67,793
Obligations under capital leases - long-term portion	1,071,661	1,104,258
Capital Lease Obligations	$ 1,141,152	$ 1,172,051